EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income
Revenues	$ 14,977	$ 13,387	$ 12,999
Operating and other expenses	(9,351)	(10,256)	(7,195)
Net income	748	1,955	4,616
Income from Equity Investments	1,054	898	1,019
Balance Sheet
Current assets	7,332	7,423
Current liabilities	(16,907)	(13,041)
Group of Investees
Income
Revenues	5,891	5,447	5,838
Operating and other expenses	(3,390)	(3,293)	(3,341)
Net income	2,147	1,859	$ 2,047
Balance Sheet
Current assets	3,414	3,498
Non-current assets	37,713	30,165
Current liabilities	(2,856)	(2,540)
Non-current liabilities	$ (17,690)	$ (16,400)